HIT’s Illinois Impact Investing (Since Inception – 12/31/24)

123	42	$1.8B	36.5M	22,817	$7.9B
Projects	Cities Across Illinois	Invested or Allocated	Hours of Union Construction Work	Units of Housing (69% affordable)	Total Economic Impact

City	Total Units	Affordable Units	Invested/Allocated (in MM)	TDC (in MM)
Addison	200	200	$7.24	$15.17
Aurora	512	409	$46.91	$59.42
Bensenville	153	30	$10.50	$11.55
Bloomingdale	191	127	$8.65	$23.51
Bloomington	107	107	$7.80	$8.58
Calumet City	214	181	$10.55	$28.72
Chicago	15,409	10,423	$1,239.53	$3,139.76
Cicero	249	249	$9.80	$10.78
Country Club Hills	110	98	$8.20	$18.60
Crystal Lake	116	116	$16.53	$30.7
Darien	91	72	$5.20	$13.99
Decatur	212	212	$21.81	$40.87
DeKalb	318	318	$8.65	$12.65
Des Plaines	128	128	$9.23	$10.85
East Moline	239	239	$18.94	$48.97
Elk Grove Village	104	93	$9.28	$16.21
Evanston	201	201	$3.40	$24.16
Hoffman Estates	121	90	$9.00	$21.04
Homewood	198	198	$8.20	$17.80
Itasca	75	75	$2.26	$2.49
Joliet	116	105	$5.61	$25.90
Lake Zurich	70	14	$4.80	$5.28
Lyons	120	108	$5.42	$12.98
Melrose Park	109	98	$7.15	$16.03
Mt. Vernon	50	50	$0.99	$5.88
Naperville	225	225	$9.71	$10.68
O'Fallon	232	-	$26.09	$28.16
Olney	120	120	$3.53	$3.88
Orland Park	200	200	$12.11	$14.25
Pekin	76	60	$5.62	$10.16
Riverdale	96	77	$1.60	$10.78
Rock Island	52	34	$1.70	$5.95
Rockford	167	167	$6.42	$10.50
Rolling Meadows	98	98	$2.70	$3.18
Roselle	295	-	$65.93	$77.10
Schaumberg	97	97	$3.05	$8.89
Skokie	93	93	$8.39	$9.87
Springfield	384	204	$16.64	$23.14
Swansea	216	-	$23.74	$26.37
Waukegan	643	128	$51.46	$60.09
Woodstock	170	153	$11.40	$21.78
Zion	240	199	$14.69	$33.56
Grand Total	22,817	15,796	$1,750.40	$3,980.27

Job and economic impact figures are estimates calculated using IMPLAN, an input-output model, based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is current as of December 31, 2024. Economic impact data is in 2023 dollars and all other figures are nominal.

Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www.aflcio-hit.com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department at 202-331-8055. Investors should read the current prospectus carefully before investing.

1227 25th Street, NW Suite 500 | Washington, DC 20037 | 202.331.8055 www.aflcio-hit.com

HIT Illinois Projects Since Inception (1984)

CITY/PROJECT	CITY/PROJECT	CITY/PROJECT
Addison - 200 Units (100% affordable)	Chicago, continued	Itasca - 75 Units (100% affordable)
Bradford Court Apartments	Montclare Senior Residences of Englewood	Arbor of Itasca
Aurora - 512 Units (80% affordable)	Montclare Senior Residences II	Joliet - 116 Units (91% affordable)
Alden Gardens	Morningside Court Apartments	Liberty Meadows Estates Phase I
Alden Horizon at Waterford	North Center Senior Housing (Martha Washington Apt.)	Liberty Meadows Estates, Phase II
Alden of Waterford	North Town Village	Lake Zurich - 70 Units (20% affordable)
Sun Prairie at Fox Valley	Northpoint Apartments	Liberty Lake Apartments
Bensenville - 153 Units (20% affordable)	Paul G. Stewart Apartment III	Lyons - 120 Units (90% affordable)
Linden Tower / Bensenville Apartment	Paul Stewart Apartments	Riverwalk Senior
Bloomingdale - 191 Units (66% affordable)	Paul Stewart I & II	Melrose Park - 109 Units (90% affordable)
Bloomingdale Horizon Senior Living	Piorneer Gardens SLF	Victory Center of Melrose Park
Bloomingdale Young Adult Residence	Proloan (Chicago, 1991)	Mt. Vernon - 50 Units (100% affordable)
Terminals Buildings	Proloan (Chicago, 1992)	Mt. Vernon Senior Building
Bloomington - 107 Units (100% affordable)	Proloan (Chicago, 1993)	Naperville - 225 Units (100% affordable)
Alden Valley Nursing Home	Proloan (Chicago, 1994)	Meadowbrook Manor
Calumet City - 214 Units (85% affordable)	Proloan (Chicago, 1995)	O'Fallon - 232 Units
Pathway of River Oaks	Proloan (Chicago, 1996)	Parkway Lakeside Apartments
Victory Center of Calumet City	Proloan (Chicago, 1997)	Olney - 120 Units (100% affordable)
Chicago - 15,409 Units (68% affrodable)	Rainbows End	Olney Nursing Care Center
2101 South Michigan Apartments	Randolph Tower Apts	Orland Park - 200 Units (100% affordable)
30 East Adams Apartments	Roosevelt Independence	Alden Nursing Center
400 Lake Shore	Roosevelt Towers - Phase I	Pekin - 76 Units (79% affordable)
6900 South Crandon Apartments	Skyline Apartments (201 North Wells)	John M. Evans Supportive Living
Alden Northmoor Nursing Center	South Park Plaza	Riverdale - 96 Units (80% affordable)
Altgeld Family Resource Center	South Shore Beach Apartments	Riverdale Manor Senior Community ILF
Bronzeville Senior Apartments	South Shore HHDC Apartments	Rock Island - 52 Units (65% affordable)
Cadence (IMD Gateway)	The Parkways	Renaissance/Goldman
Circle Park Apartments	Victory Center of Roseland SLF	Rockford - 167 Units (100% affordable)
Covent Apartments SRO	West Town Housing Preservation	Valley View Apartments
Eden Green Apartments	Willa Rawls Manor	Rolling Meadows - 98 Units (100% affordable)
Edwin Berry Manor Apartments	Willard Square Apartments	Meadows Residential Home
Grace Manor Apartments	Wrigleyville North Apts	Roselle - 295 Units
Hazel Winthrop Apts	Cicero - 249 Units (100% affordable)	Metro 19 Apartments
Hearts United Apartments	Alden Nursing Center of Cicero	Schaumberg - 97 Units (100% affordable)
Hearts United Phase III	Country Club Hills - 110 Units (89% affordable)	Emerald Village
Heiwa Terrace Apartments	Victory Center at Sierra Ridge	Skokie - 93 Units (100% affordable)
Imani Village Senior Residences	Crystal Lake - 116 Units (100% affordable)	Alden Northshore of Skokie
Island Terrace Apartments - A	The Villager & Briarwood West Apartments	Springfield - 384 Units (53% affordable)
Island Terrace Apartments - B	Darien - 91 Units (79% affordable)	Abraham Lincoln Gardens/Columbia
Jackson Park Terrace	Myers Common Senior Housing	Columbia Tower
JASC Kiero Nursing Home	Decatur - 212 Units (100% affordable)	Homestead at Montvale
Kenmore Plaza Apartments	Southern Hills/ Orlando	Swansea - 216 Units
Lake Meadows Phase I, II & III	DeKalb - 318 Units (100% affordable)	Villas at Crystal Lake
Lake Village East Apartments	Amber Manor	Waukegan - 643 Units (20% affordable)
Lakeland HIV & Nursing Center	DeKalb Heath Center	Eagle Ridge Apartments
Lakeview Towers	Des Plaines - 128 Units (100% affordable)	Northgate Apartments
Lathrop Homes Phase IA	Golf View Development Center	Woodstock - 170 Units (90% affordable)
LaVergne Courts Apartments	East Moline - 239 Units (100% affordable)	Woodstock Commons
Lawless Gardens Apartments Phase I	Two Towers	Zion - 240 Units (83% affordable)
Lawless Gardens Apartments Phase II	Elk Grove Village - 104 Units (89% affordable)	Barton Senior Residences SLF
Lawndale Terrace and Plaza Court Apartment	Alexian Village	Zion Senior Cottages
Liberty Village	Evanston - 201 Units (100% affordable)
Loomis Courts Apartments	Evanston Senior Redevelopment (Walchirk Perlman Apts.)
Mark Twain SRO Apts.	Hoffman Estates - 121 Units (74% affordable)
Michigan Beach	Poplar Creek Village
Montclare Senior Residences @ Avalon Park, Phase II	Homewood - 198 Units (100% affordable)
Montclare Senior Residences of Calumet Heights	Freedom Village

The projects shown on this table may not reflect HIT’s current portfolio for any or all of the following reasons: (i) the assets related to the project(s) shown on this table may no longer be held in the HIT’s current portfolio; (ii) other assets in the HIT’s current portfolio may have characteristics different from those shown on this table; and (iii) this table is not a complete list of all the projects financed by the HIT as of the date of this report. A complete list of the HIT’s portfolio holdings as of the most recently disclosed month-end is available upon request or on its website at aflcio-hit.com.

Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www.aflcio-hit.com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202-331-8055. Investors should read the current prospectus carefully before investing.